GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
9	GOODWILL AND OTHER INTANGIBLE ASSETS

(a) Intangible assets, net

	10,6270	10,6270
	December 31,
	2010	2011
	RMB	RMB
Amortized intangible assets
Favorable lease contracts
Cost	3,692	3,692
Less: Accumulated amortization	(3,282)	(3,473)

	410	219

Unamortized intangible assets
Operating rights (Note 8)	2,509	2,868

Total intangible assets	2,919	3,087

As of December 31, 2010 and 2011, the Group’s amortized intangible assets represented favorable lease contracts acquired in business combinations. The Group amortizes these favorable lease contracts on a straight-line basis over the remaining lease term ranging from 2 to 6 years from the date of acquisition.

Amortization expense for intangible assets was RMB1,664, RMB315 and RMB191 for the years ended December 31, 2009, 2010 and 2011, respectively and was included in general and administrative expenses.

Operating right represents the legal right acquired in business combination to operate drugstores in certain area where only one drugstore is permitted to operate according to governmental regulations. Management believes there is no foreseeable limit on the period of time over which the operating right is expected to contribute to the cash flow of the Group. As a result, the operating right is considered to have an indefinite life.

(b) Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
	RMB	RMB

Gross goodwill as of January 1	40,462	51,089
Goodwill acquired during the year (Note 8)	10,627	730

Gross goodwill as of December 31	51,089	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,089	51,819